FT Vest U.S. Small Cap Moderate Buffer ETF - August Investment Objectives and Goals - FT Vest U.S. Small Cap Moderate Buffer ETF - August	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Small Cap Moderate Buffer ETF – August (SAUG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Small Cap Moderate Buffer ETF – August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying ETF”), up to a predetermined upside cap of 16.88% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from August 18, 2025 through August 21, 2026.